Property Operating Expenses (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Operating Expenses [Abstract]
Salaries and related expenses	₪ 94	₪ 98	₪ 83
Property tax and other fees	86	78	86
Maintenance and repairs	214	206	217
Utilities	207	229	235
Insurance and security	77	74	69
Others	187	185	176
Property Operating Expenses	₪ 865	₪ 870	₪ 866